31 Benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefit Plans
Non-current	$ 749	$ 713
Current	84	70
Total Benefit plans	$ 833	$ 783	$ 874